Fair Value Measurements and Investments	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Fair Value Measurements and Investments
Note 6. Fair Value Measurements and Investments
Financial Instruments Carried at Fair Value
Financial assets and liabilities that are remeasured and reported at fair value at each reporting period are classified and disclosed in one of the following three levels:
Level 1.
Quoted prices in active markets for identical assets or liabilities.
Level 2.
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3.
Inputs that are unobservable for the asset or liability and that are significant to the fair value of the assets or liabilities.

The following tables present information about the Company’s financial instruments that were measured at fair value on a recurring basis for the periods presented and indicate the fair value hierarchy of the valuation techniques utilized to determine such values:

	December 27, 2024
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$232	$—	$—	$232
Foreign exchange contracts (included in other current assets)	—	17	—	17

Total assets at fair value	$232	$17	$—	$249

Liabilities:
Foreign exchange contracts (included in accrued expenses)	$—	$145	$—	$145

Total liabilities at fair value	$—	$145	$—	$145

	June 28, 2024
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$28	$—	$—	$28
Foreign exchange contracts (included in other current assets)	—	7	—	7

Total assets at fair value	$28	$7	$—	$35

Liabilities:
Foreign exchange contracts (included in accrued expenses)	$—	$179	$—	$179

Total liabilities at fair value	$—	$179	$—	$179

During the periods presented, the Company had no transfers of financial instruments between levels and there were no changes in valuation techniques or the inputs used in the fair value measurement.

The Flash Business of Western Digital Corporation [Member]
Fair Value Measurements and Investments
Note 6. Fair Value Measurements and Investments
Financial Instruments Carried at Fair Value
Financial assets and liabilities that are remeasured and reported at fair value at each reporting period are classified and disclosed in one of the following three levels:

Level 1 .	Quoted prices in active markets for identical assets or liabilities.

Level 2 .	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 .	Inputs that are unobservable for the asset or liability and that are significant to the fair value of the assets or liabilities.

The following tables present information about the Business’s financial assets and liabilities that are measured at fair value on a recurring basis, and indicate the fair value hierarchy of the valuation techniques utilized to determine such values for the periods presented:

	June 28, 2024
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$28	$—	$—	$28
Foreign exchange contracts	$—	$7	$—	$7

Total assets at fair value	$28	$7	$—	$35

Liabilities:
Foreign exchange contracts	$—	$179	$—	$179

Total liabilities at fair value	$—	$179	$—	$179

	June 30, 2023
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Foreign exchange contracts	$—	$31	$—	$31

Total assets at fair value	$—	$31	$—	$31

Liabilities:
Foreign exchange contracts	$—	$171	$—	$171

Total liabilities at fair value	$—	$171	$—	$171

Money Market Funds.
The Business’s money market funds are funds invested in U.S. Treasury and U.S. Government agency securities. Money market funds are valued based on quoted market prices.
Foreign Exchange Contracts.
The Business’s foreign exchange contracts are short-term contracts to hedge the Business’s foreign currency risk. Foreign exchange contracts are valued using an income approach that is based on the present value of a future cash flows model. The market-based observable inputs for the model include forward rates and credit default swap rates. For more information on the Business’s foreign exchange contracts, see Note 7,
Derivative Instruments and Hedging Activities
. Derivative assets and liabilities are reflected in the Business’s Combined Balance Sheets under other current assets and accrued expenses, respectively.
During 2024 and 2023, the Business had no transfers of financial assets and liabilities between levels and there were no changes in valuation techniques and the inputs used in the fair value measurement.